FIXED ASSETS, NET - Movement of Fixed assets (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
PP&E
Property, plant and equipment at beginning of period	R$ 33,367,981	R$ 32,662,912
Addition / Constitution	288,565	326,992
Write-offs/ Reversals	(12,059)	(65,162)
Depreciation	(432,949)	(435,612)
Transfers	(11,677)	91
Property, plant and equipment at end of period	33,199,861	32,489,221
Fixed assets in service
PP&E
Property, plant and equipment at beginning of period	19,348,097	19,108,873
Addition / Constitution	42,782	7,867
Write-offs/ Reversals	(7,608)	(6,519)
Depreciation	(405,848)	(404,120)
Transfers	6,638	141,871
Property, plant and equipment at end of period	18,984,061	18,847,972
Fixed assets in service | Right-of-use
PP&E
Property, plant and equipment at beginning of period	1,044,304	1,107,704
Addition / Constitution		3,588
Depreciation	(27,101)	(31,492)
Transfers	(1)	(20)
Property, plant and equipment at end of period	1,017,202	1,079,780
Dams, reservoirs and water mains
PP&E
Property, plant and equipment at beginning of period	6,412,995	6,689,554
Depreciation	(76,196)	(76,789)
Transfers	50	64
Property, plant and equipment at end of period	6,336,849	6,612,829
Buildings, civil works and improvements
PP&E
Property, plant and equipment at beginning of period	2,885,165	3,124,535
Addition / Constitution	85	51
Write-offs/ Reversals		(149)
Depreciation	(46,867)	(47,902)
Transfers	779	(50,450)
Property, plant and equipment at end of period	2,839,162	3,026,085
Buildings, civil works and improvements | Right-of-use
PP&E
Property, plant and equipment at beginning of period	170,631	156,901
Depreciation	(10,963)	(9,531)
Transfers	6,284
Property, plant and equipment at end of period	165,952	147,370
Machines and equipment
PP&E
Property, plant and equipment at beginning of period	12,225,806	11,928,760
Addition / Constitution	36,002	7,002
Write-offs/ Reversals	(7,396)	(6,223)
Depreciation	(277,217)	(273,402)
Transfers	5,758	89,936
Property, plant and equipment at end of period	11,982,953	11,746,073
Machines and equipment | Right-of-use
PP&E
Property, plant and equipment at beginning of period	861,977	946,935
Addition / Constitution		3,541
Depreciation	(15,768)	(21,874)
Transfers	(8,514)
Property, plant and equipment at end of period	837,695	928,602
Other
PP&E
Property, plant and equipment at beginning of period	278,971	218,452
Addition / Constitution	6,695	814
Write-offs/ Reversals	(212)	(147)
Depreciation	(5,568)	(6,027)
Transfers	51	(131)
Property, plant and equipment at end of period	279,937	212,961
Other | Right-of-use
PP&E
Property, plant and equipment at beginning of period	11,696	3,868
Addition / Constitution		47
Depreciation	(370)	(87)
Transfers	2,229	(20)
Property, plant and equipment at end of period	13,555	3,808
Provision for recoverable value of assets (Impairment)
PP&E
Property, plant and equipment at beginning of period	(2,454,840)	(2,852,428)
Transfers		102,452
Property, plant and equipment at end of period	(2,454,840)	(2,749,976)
Fixed assets in progress
PP&E
Property, plant and equipment at beginning of period	12,975,580	12,446,335
Addition / Constitution	245,783	315,537
Write-offs/ Reversals	(4,451)	(58,643)
Transfers	(18,314)	(141,760)
Property, plant and equipment at end of period	13,198,598	12,561,469
Fixed assets in progress and its provision
PP&E
Property, plant and equipment at beginning of period	17,484,344	17,159,375
Addition / Constitution	245,783	315,537
Write-offs/ Reversals	(4,451)	(58,643)
Transfers	(18,314)	(39,308)
Property, plant and equipment at end of period	17,707,362	17,376,961
Provision for recoverable value of asset (Impairment)
PP&E
Property, plant and equipment at beginning of period	(4,508,764)	(4,713,040)
Transfers		(102,452)
Property, plant and equipment at end of period	R$ (4,508,764)	R$ (4,815,492)